COMMITMENTS AND CONTINGENCIES (Details) - COP ($) $ in Millions				12 Months Ended
	Jan. 28, 2021	Feb. 08, 2019	Dec. 06, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Capital commitments				$ 158,026	$ 311,729
Amount litigation settlement			$ 800,156
Debarment defendants			10 years
Settlement amount		$ 715,656		$ 283,221
Loss Contingency, maximum impact	$ 35,377
Estudios y Proyectos del Sol S.A.S.
Disclosure of contingent liabilities [line items]
Proportion of voting rights held in subsidiary				100.00%
Proportion of participation interest in subsidiary				100.00%
Corficolombiana S.A
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				$ 55,565
Proportion of participation interest in subsidiary				33.00%
Labor proceedings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				$ 88,848	85,663
Civil proceedings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				395,192	305,198
Civil proceedings | Multi Financial Group Inc [member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				107,898
Administrative and other proceedings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				101,700	$ 64,077
Administrative and other proceedings | Multi Financial Group Inc [member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				3,748
Other Matters [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				394
Episol [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				$ 33,827